Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	May 31, 2012	Mar. 31, 2012
Intangible assets
Weighted Amortizable Life (in years)	14 years	13 years	13 years
Gross Carrying Amount	$ 4,452	$ 4,748	$ 4,822
Accumulated Amortization	(1,376)	(1,170)	(824)
Net	3,076	3,578	3,998
Indefinite-lived intangible assets - In-process research & development		18	18
Total intangible assets, net	3,076	3,596	4,016
Total intangible assets, gross carrying amount	4,452	4,766	4,840
Finite-lived intangible assets acquired			120
Impaired indefinite-lived intangible assets	18
Amortization expense	365	371	387
2015	345
2016	323
2017	322
2018	320
2019	318
Thereafter	1,448
Johan Walter Berg AB
Intangible assets
Finite-lived intangible assets acquired				70
ERA Mining Machinery Limited (Siwei)
Intangible assets
Finite-lived intangible assets acquired					112
Caterpillar Tohoku Ltd.
Intangible assets
Finite-lived intangible assets acquired						8
Customer relationships
Intangible assets
Weighted Amortizable Life (in years)	15 years	15 years	15 years
Gross Carrying Amount	2,489	2,653	2,756
Accumulated Amortization	(669)	(539)	(377)
Net	1,820	2,114	2,379
Gross intangible assets reclassified to held for sale and/or divested	48	168	207
Current period accumulated amortization on held for sale or disposed of intangible assets	9	25	93
Impaired finite-lived intangible assets, gross			51
Impaired finite-lived intangible assets, accumulated amortization			(29)
Finite-lived intangible asset impairment			22
Intellectual property
Intangible assets
Weighted Amortizable Life (in years)	11 years	11 years	12 years
Gross Carrying Amount	1,724	1,821	1,767
Accumulated Amortization	(578)	(495)	(342)
Net	1,146	1,326	1,425
Other
Intangible assets
Weighted Amortizable Life (in years)	11 years	10 years	10 years
Gross Carrying Amount	239	274	299
Accumulated Amortization	(129)	(136)	(105)
Net	$ 110	$ 138	$ 194